Secured Loans and Credit Facilities - Description (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Oustanding balance	$ 195,542,176	$ 201,285,000
Commerzbank AG
Debt Instrument [Line Items]
Introductory loan and credit facility information

On November 29, 2007, Paragon Shipping Inc. (the "Borrower") entered into a senior secured revolving credit facility with Commerzbank AG that, subject to certain provisions, provided the Company with an amount of up to $250,000,000. On August 12, 2011, the Company entered into an agreement with Commerzbank AG to refinance up to $57,000,000 of the outstanding indebtedness related to this facility and prepaid $10,676,509. On February 8, 2013, the Company entered into an amending and restating agreement and agreed to amended terms with Commerzbank AG, including the deferral of a portion of seven of its scheduled quarterly installments.

Debt variable rate basis	LIBOR
Spread	3.00%
Oustanding balance	50,550,000	55,575,000
Debt instrument payment terms

After exercising the deferral option, the outstanding loan amount as of December 31, 2012 of $50,550,000 is required to be repaid in 6 consecutive quarterly installments of $750,000, followed by 1 consecutive quarterly installment of $1,250,000, followed by 12 consecutive quarterly installments of $1,425,000, plus a balloon repayment of $27,700,000 payable simultaneously with the final installment in the third quarter of 2017.

Commerzbank AG | Spread 2
Debt Instrument [Line Items]
Spread	2.35%
Unicredit Bank AG
Debt Instrument [Line Items]
Introductory loan and credit facility information

On November 19, 2007, Paragon Shipping Inc. (the "Borrower") entered into a secured credit facility with Unicredit Bank AG that, subject to certain provisions, provided the Company with an amount of up to $100,000,000. On October 27, 2011, the Company entered into a loan supplemental agreement and agreed to amended terms with Unicredit Bank AG. The Company also agreed to prepay an amount of $7,000,000 that was prepaid on November 2, 2011. In addition, following the sale of M/V Crystal Seas on November 2, 2011, the then outstanding loan amount allocated to the M/V Crystal Seas was fully repaid and the mortgage of the vessel was released. On November 30, 2012, the Company entered into a loan supplemental agreement and agreed to amended terms with Unicredit Bank AG, including the deferral of a portion of eight of its scheduled quarterly installments.

Debt variable rate basis	LIBOR
Spread	2.75%
Oustanding balance	25,587,000	29,585,000
Debt instrument payment terms

After exercising the deferral option, the outstanding loan amount as of December 31, 2012 of $25,587,000 is required to be repaid in 7 consecutive quarterly installments of $500,000, followed by 8 consecutive quarterly installments of $1,355,500, plus a balloon repayment of $11,243,000 payable simultaneously with the final installment in the third quarter of 2016.

Unicredit Bank AG | Spread 2
Debt Instrument [Line Items]
Spread	5.00%
Bank of Scotland Plc
Debt Instrument [Line Items]
Introductory loan and credit facility information

On December 4, 2007, Paragon Shipping Inc. (the "Borrower") entered into a secured revolving credit facility with Bank of Scotland Plc that, subject to certain conditions, provided the Company with an amount of up to $89,000,000. On April 26, 2012, the Company entered into a supplemental agreement and agreed to amended terms with Bank of Scotland Plc. Under the terms of the supplemental agreement, the bank agreed to extend the respective loan agreement from December 9, 2012 to July 9, 2013 and to defer payment of $40,100,000 of the lump sum payment due in December 2012 to 2013, provided the Company is in full compliance with the respective loan agreement as of December 9, 2012, to waive certain covenants for the period commencing on December 31, 2011 and ending on June 30, 2012 and to amend certain covenants. The Company also prepaid an amount of $9,900,000 on May 9, 2012. On November 30, 2012, the Company entered into a second amending and restating agreement and agreed to amended terms with Bank of Scotland Plc, including the extension of the facility to the third quarter of 2015. The Company also agreed to a payment of $2,839,882 in order to facilitate the full and final settlement of the portion of the loan of one of the syndicate members equal to $4,733,136. The advance payment of $2,839,882 was executed on December 10, 2012, resulting in a gain from debt extinguishment of $1,893,254, or $0.31 per basic and diluted common share, that was recorded in the fourth quarter of 2012 (refer to Note 2).

Debt variable rate basis	LIBOR
Spread	2.75%
Oustanding balance	36,616,864	55,000,000
Debt instrument payment terms

The outstanding loan amount as of December 31, 2012 of $36,616,864 is required to be repaid in 6 consecutive quarterly installments of $750,000, followed by 4 consecutive quarterly installments of $1,000,000, plus a balloon repayment of $28,116,864 payable in the third quarter of 2015.

Bank of Ireland
Debt Instrument [Line Items]
Introductory loan and credit facility information

On March 30, 2009, Paragon Shipping Inc. (the "Borrower") entered into a secured revolving credit facility with Bank of Ireland that provided the Company an amount of up to $30,000,000 for the purpose of refinancing the then existing indebtedness with Bank of Ireland. On November 28, 2012, the Company entered into a loan supplemental agreement and agreed to amended terms with Bank of Ireland, including the extension of the facility to the second quarter of 2017.

Debt variable rate basis	LIBOR
Spread	2.50%
Oustanding balance	14,800,000	17,500,000
Debt instrument payment terms

The outstanding loan amount as of December 31, 2012, of $14,800,000 is required to be repaid in 6 consecutive quarterly installments of $350,000, followed by 12 consecutive quarterly installments of $1,000,000, plus a balloon repayment of $700,000 payable in the second quarter of 2017.

HSH Nordbank AG
Debt Instrument [Line Items]
Introductory loan and credit facility information

On July 31, 2008, Paragon Shipping Inc. (the "Borrower") entered into loan with HSH Nordbank that, subject to certain conditions, provided the Company with an amount of up to $51,500,000. On September 1, 2011, the Company entered into a loan supplemental agreement and agreed to amended terms with HSH Nordbank. The Company also agreed to prepay an amount of $10,000,000 that was prepaid on September 6, 2011. On January 22, 2013, the Company entered into a loan supplemental agreement and agreed to amended terms with HSH Nordbank.

Debt variable rate basis	LIBOR
Spread	3.00%
Oustanding balance	22,125,000	23,625,000
Debt instrument payment terms

The outstanding loan amount as of December 31, 2012, of $22,125,000 is required to be repaid in 23 consecutive quarterly installments of $375,000, plus a balloon repayment of $13,500,000 payable simultaneously with the final installment in the third quarter of 2018.

HSBC Bank Plc
Debt Instrument [Line Items]
Introductory loan and credit facility information

On July 2, 2010, a secured loan facility was signed with HSBC Bank Plc that, subject to certain conditions, provided the Company with an amount of $22,000,000. On November 30, 2012, the Company entered into a loan supplemental agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with HSBC Bank Plc.

Debt variable rate basis	LIBOR
Spread	3.00%
Oustanding balance	18,400,000	20,000,000
Debt instrument payment terms

The outstanding loan amount as of December 31, 2012, of $18,400,000 is required to be repaid in 31 consecutive quarterly installments of $400,000, plus a balloon repayment of $6,000,000 payable simultaneously with the final installment in the third quarter of 2020.

HSBC Bank Plc | Spread 2
Debt Instrument [Line Items]
Spread	2.60%
Nordea Bank Finland Plc
Debt Instrument [Line Items]
Introductory loan and credit facility information

On May 5, 2011, a secured loan facility was signed with a syndicate of major European banks led by Nordea Bank Finland Plc for an amount of up to $89,515,100 to finance 65% of the purchase price of the Company’s drybulk newbuilding vessels. Following the conversion of the Company’s final Kamsarmax newbuilding contract in August 2011, the Company agreed to reduce the available amount under the respective secured loan facility to $66,911,500. The amended secured loan facility is comprised of four advances, one for each drybulk newbuilding vessel, available upon delivery of each vessel. On May 4 and on June 18, 2012, the Company took delivery of its first two Handysize drybulk vessels; the M/V Prosperous Seas and the M/V Precious Seas, respectively (refer to Notes 4 and 5). Upon the delivery of each of the respective vessels, the Company proceeded with the drawdown of the available loan amount that in the aggregate amounted to $28,908,750. On January 29, 2013, the Company took delivery of its third Handysize drybulk vessel; the M/V Priceless Seas (refer to Notes 4 and 5). Upon the delivery of the M/V Priceless Seas, no additional loan amount was drawn and the respective vessel is not subject to any mortgage.

On January 30, 2013, the Company entered into a loan supplemental agreement and agreed to amended terms with Nordea Bank Finland Plc, including the extension of the availability period of the undrawn portion of the facility from July 31, 2013 to April 28, 2014. In addition, the undrawn portion of the secured loan facility relating to the M/V Priceless Seas and the Hull no. 625, was amended to be the lower of $33,802,880 and an amount equal to (i) 65% of the aggregate fair market value of the respective vessels and the already mortgaged vessels, less the outstanding loan amount prior to the proposed drawdown date. Under the facility, the Company is only permitted to drawdown the undrawn portion of the facility if no event of default has occurred or would result from the borrowing of the loan. In addition, the outstanding loan due from Box Ships must be repaid in full before the Company is permitted to draw the undrawn portion of the facility.

Debt variable rate basis	LIBOR
Spread	3.50%
Oustanding balance	$ 27,463,312	$ 0
Debt instrument payment terms

The outstanding loan amount as of December 31, 2012, of $27,463,312 is required to be repaid in 18 consecutive quarterly installments of $481,813, plus a balloon repayment of $18,790,678 payable simultaneously with the final installment in the second quarter of 2017.

Nordea Bank Finland Plc | Spread 2
Debt Instrument [Line Items]
Spread	2.75%